STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

          FFB U.S. TREASURY FUND, FFB 100% U.S. TREASURY FUND
                     AND FFB U.S. GOVERNMENT FUND
                               OF
                         FFB FUNDS TRUST

                         237 Park Avenue
                    New York, New York 10017
                         1-800-437-8790

                By and in Exchange for Shares of

               EVERGREEN TREASURY MONEY MARKET FUND
                               OF
                   EVERGREEN INVESTMENT TRUST

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This  Statement of Additional  Information,  relating  specifically  to the proposed transfer of the assets of the FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund and FFB U.S. Government Fund, each a series of FFB Funds Trust, in exchange for Class A shares of Evergreen Treasury Money Market Fund, a series of Evergreen Investment Trust, and the assumption by Evergreen Treasury Money Market Fund of certain identified liabilities of the FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund and FFB U.S. Government Fund, is not a prospectus. A
Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Treasury Money Market Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen Treasury Money Market
          Fund dated July 7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen Treasury Money Market Fund dated July 7,
          1995.

     3.   The Annual Report of the First Union Treasury Money

          Money Market Fund (now known as Evergreen Treasury Money Market Fund) dated December 31, 1994.

     4. The Semi-Annual Report of the First Union Treasury Money Market Fund (now known as Evergreen Treasury Money Market Fund) dated June 30, 1995.

     5.   The Prospectus of the FFB U.S. Treasury Fund and FFB
          U.S. Government Fund dated June 30, 1995.

     6.   The Prospectus of the FFB 100% U.S. Treasury Fund dated
          October 7, 1994.

     7.   The Statement of Additional Information of the FFB
          U.S. Treasury Fund and FFB U.S. Government Fund dated
          June 30, 1995.

     8.   The Statement of Additional Information of the FFB 100%
          U.S. Treasury Fund dated October 7, 1994.

     9.   The Annual Report of the FFB U.S. Treasury Fund and
          FFB U.S. Government Fund dated February 28, 1995.

     The following pro forma financial information relates to the FFB U.S. Treasury Fund, FFB 100% U.S. Treasury Fund and FFB U.S. Government Fund and the Evergreen Treasury Money Market Fund:

EVERGREEN TREASURY MONEY MARKET FUND

Pro Forma Combining Financial Statements - June 30, 1995


                                                     EVERGREEN TREASURY          U.S. GOVERNMENT
                                                     MONEY MARKET FUND               FUND
                                                     June 30, 1995               June 30, 1995
                                                         Principal                   Principal
SECURITY DESCRIPTION                                      Amount        Value         Amount      Value
Mutual Fund Shares                               1.3%
Fidelity U.S. Treasury,
  Inc. Portfolio                                         34,366,376     34,366,376
     Total Mutual Fund Shares                                          $34,366,376

Repurchase Agreements *                         58.3%
Aubrey G. Lanston & Co.,
  Inc. 6.05%, dated 6/30/95,
  due 7/3/95
Barclays Bank PLC, 5.90%,
  dated 6/30/95, due 7/5/95                              60,000,000     60,000,000
BZW Securities, Inc.
  5.90%, dated 6/30/95,
  due 7/3/95
Chemical Bank,  6.10%,
  dated 6/30/95, due 7/3/95
Dean Witter Reynolds, Inc.,
  6.00%, dated 6/30/95, due 7/5/95                       60,000,000     60,000,000
Donaldson, Lufkin & Jenrette
  Securities Inc., 6.00%,
  dated 6/30/95, due 7/3/95                              50,045,000     50,045,000
Donaldson, Lufkin & Jenrette
  Securities, Inc., 6.05%,
  dated 6/30/95, due 7/3/95
First Boston Corp. 5.95%,
  dated 6/30/95, due 7/3/95                              60,000,000     60,000,000
Fuji Securities, Inc., 6.05%,
  dated 6/26/95, due 7/5/95                             100,000,000    100,000,000
Goldman, Sachs & Co.,  6.00%,
  dated 6/30/95, due 7/3/95
Goldman, Sachs & Co., 5.95%,
  dated 6/30/95, due 7/5/95                              60,000,000     60,000,000
HSBC Securities, Inc. 5.90%,
  dated 6/30/95, due 7/5/95                              60,000,000     60,000,000
Lehman Brothers, 6.15%,
  dated 6/30/95, due 7/3/95
Merrill Lynch, 5.75%, dated
  6/30/95, due 7/5/95                                    60,000,000     60,000,000
Morgan Guaranty Trust Co.
  of New York, 6.00%,
  dated 6/26/95 due 7/5/95                              100,000,000    100,000,000
Morgan Stanley, 6.1%,
  dated 6/30/95, due 7/7/95
NationsBank, Charlotte NC
  6.18%, dated 6/30/95,
    due 7/5/95                                          100,000,000    100,000,000
Nikko Securities Co.
  International, Inc. 6.10%,
  dated 6/26/95, due 7/5/95                             100,000,000    100,000,000
Prudential Securities, Inc.
  6.01%, dated 6/22/95,
  due 7/3/95
Shearson Lehman Brothers
  6.10%,  dated 6/30/95,
  due 7/5/95                                            100,000,000    100,000,000
Smith Barney & Co.
  6.1%, dated 6/30/95,
  due 7/3/95
Smith Barney Securities, Inc
  6.25%, dated 6/30/95,
  due 7/3/95                                                                              18,977,000    18,977,000
State Street Bank,
  5.85%, dated 6/30/95,
  due 7/5/95                                            60,000,000      60,000,000
UBS Securities Inc.,
  6.05%, dated 6/28/95,
  due 7/5/95 +,**
UBS Securities Inc.,
  6.1%, dated 6/30/95,
  due 7/3/95
UBS Securities, Inc.
  6.35%, dated 6/30/95,
  due 7/3/95 +,**                                                                         20,000,000  20,000,000
     Total Repurchase
       Agreements                                                       $970,045,000                 $38,977,000

U.S. Agency Obligations                          7.2%
Federal Farm Credit
  Bank Bonds 5.91% 7/5/95**                                                               10,000,000   9,993,556
Federal Farm Credit
  Bank Bonds  5.87% 7/6/95**                                                              10,000,000   9,992,000
Federal Farm Credit
  Bank Bonds 6.08% 7/5/95**                                                                5,000,000   5,000,000
Federal Farm Credit
  Bank Bonds 6.76% 7/5/95**                                                                5,000,000   5,000,000
Federal Farm Credit
  Bank Bonds  5.98% 9/1/95**                                                              10,000,000  10,000,000
Federal Home Loan
  Bank  5.84%  9/6/95**                                                                    5,000,000   4,947,144
Federal Home Loan
  Bank  6.22%  11/2/95**                                                                  10,000,000   9,795,056
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.08% 7/13/95**                                                         5,000,000   4,990,150
Fed. Home Loan Mtge.
  Corp. Disc. Note 6% 8/3/95**                                                            10,000,000   9,946,467
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.12% 8/10/95**                                                         5,000,000   4,899,350
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.03% 8/11/95**                                                         7,000,000   6,953,283
Fed. Home Loan Mtge.
  Corp. Disc. Note 5.74% 8/2/95**                                                         10,000,000   9,950,133
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.03% 8/22/95**                                                         5,000,000   4,957,678
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.01% 9/7/95**                                                          5,000,000   4,946,167
Federal National
  Mortgage Association
  6.03% 7/11/95**                                                                          5,000,000   4,991,833
Federal National
  Mortgage Association
  6.04% 7/19/95**                                                                          5,000,000   4,985,300
Federal National
  Mortgage Association
  6.03% 8/4/95**                                                                           3,000,000   2,983,368
Federal National
  Mortgage Association
  5.98% 8/14/95**                                                                          5,000,000   4,964,311
Federal National
  Mortgage Association
  6.09% 8/22/95**                                                                         10,000,000   9,915,066
Federal National
  Mortgage Association
  6.21% 8/25/95**                                                                         10,000,000  10,000,000
Federal National
  Mortgage Association
  5.92% 8/28/95**                                                                          5,000,000   4,953,439
Federal National
  Mortgage Association
  5.94% 9/1/95**                                                                          10,000,000   9,900,628
Federal National
  Mortgage Association
  5.91% 9/5/95**                                                                           5,000,000   4,947,292
Federal National
  Mortgage Association
  5.97% 9/14/95**                                                                          5,000,000   4,939,583
Federal National
  Mortgage Association
  6.28% 9/26/95**                                                                          5,000,000   4,927,500
Federal National
  Mortgage Association
  6.01% 2/16/96**                                                                         10,000,000  10,000,000
Student Loan
  Marketing Association
  5.63% 11/9/95**                                                                         10,000,000  10,000,000
     Total U.S.
      Agency Obligations                             0               0                              $188,879,304


                                                     100% U.S. TREASURY
                                                        SECURITIES                                PRO FORMA
                                                       June 30, 1995                              COMBINED
                                                                                ADJUSTMENTS
                                                       Principal                                  Principal
SECURITY DESCRIPTION                                    Amount        Value                        Amount          Value
Mutual Fund Shares
Fidelity U.S. Treasury,
  Inc. Portfolio                                                                                  34,366,376    34,366,376
     Total Mutual Fund Shares                                                                                  $34,366,376

Repurchase Agreements *
Aubrey G. Lanston & Co.,
  Inc. 6.05%, dated 6/30/95,
  due 7/3/95                                           60,000,000    60,000,000                   60,000,000    60,000,000
Barclays Bank PLC, 5.90%,
  dated 6/30/95, due 7/5/95                                                                       60,000,000    60,000,000
BZW Securities, Inc.
  5.90%, dated 6/30/95,
  due 7/3/95                                           40,000,000    40,000,000                   40,000,000    40,000,000
Chemical Bank,  6.10%,
  dated 6/30/95, due 7/3/95                            45,000,000    45,000,000                   45,000,000    45,000,000
Dean Witter Reynolds, Inc.,
  6.00%, dated 6/30/95, due                                                                       60,000,000    60,000,000
Donaldson, Lufkin & Jenrette
  Securities Inc., 6.00%,
  dated 6/30/95, due 7/3/95                                                                       50,045,000    50,045,000
Donaldson, Lufkin & Jenrette
  Securitities, Inc., 6.05%,
  dated 6/30/95, due 7/3/95                            41,818,000    41,818,000                   41,818,000    41,818,000
First Boston Corp. 5.95%,
  dated 6/30/95, due 7/3/95                                                                       60,000,000    60,000,000
Fuji Securities, Inc., 6.05%,
  dated 6/26/95, due 7/5/95                                                                      100,000,000   100,000,000
Goldman, Sachs & Co.,  6.00%,
  dated 6/30/95, due 7/3/95                             50,000,000    50,000,000                  50,000,000    50,000,000
Goldman, Sachs & Co., 5.95%,
  dated 6/30/95, due 7/5/9                                                                        60,000,000    60,000,000
HSBC Securities, Inc. 5.90%,
  dated 6/30/95, due 7/5/9                                                                        60,000,000    60,000,000
Lehman Brothers, 6.15%,
  dated 6/30/95, due 7/3/95                               50,000,000    50,000,000                50,000,000    50,000,000
Merrill Lynch, 5.75%, dated
  6/30/95, due 7/5/95                                                                             60,000,000    60,000,000
Morgan Guaranty Trust Co.
  of New York, 6.00%,
  dated 626/96 due 7/5/95                                                                        100,000,000   100,000,000
Morgan Stanley, 6.1%,
  dated 6/30/95, due 7/7/95                               60,000,000    60,000,000                60,000,000    60,000,000
NationsBank, Charlotte NC
  6.18%, dated 6/30/95,
    due 7/5/95                                                                                   100,000,000   100,000,000
Nikko Securities Co.
  International, Inc. 6.10%,
  dated 6/26/95, due 7/5/95                                                                      100,000,000   100,000,000
Prudential Securities, Inc.
  6.01%, dated 6/22/95,
  due 7/3/95                                             50,000,000    50,000,000                 50,000,000    50,000,000
Shearson Lehman Brothers
  6.10%,  dated 6/30/95,
  due 7/5/95                                                                                     100,000,000   100,000,000
Smith Barney & Co.
  6.1%, dated 6/30/95,
  due 7/3/95                                            50,000,000    50,000,000                  50,000,000    50,000,000
Smith Barney Securities, Inc
  6.25%, dated 6/30/95,
  due 7/3/95                                                                                      18,977,000    18,977,000
State Street Bank,
  5.85%, dated 6/30/95,
  due 7/5/95                                                                                      60,000,000    60,000,000
UBS Securities Inc.,
  6.05%, dated 6/28/95,
  due 7/5/95                                            44,771,000    44,771,000                  44,771,000    44,771,000
UBS Securities Inc.,
  6.1%, dated 6/30/95,
  due 7/3/95                                            30,000,000    30,000,000                  30,000,000    30,000,000
UBS Securities, Inc.
  6.35%, dated 6/30/95,
  due 7/3/95                                                                                      20,000,000    20,000,000
     Total Repurchase
       Agreements                                                   $521,589,000    0  0  0                 $1,530,611,000

U.S. Agency Obligations
Federal Farm Credit
  Bank Bonds 5.91% 7/5/95**                                                                       10,000,000      9,993,556
Federal Farm Credit
  Bank Bonds  5.87% 7/6/95**                                                                      10,000,000      9,992,000
Federal Farm Credit
  Bank Bonds 6.08% 7/5/95**                                                                        5,000,000      5,000,000
Federal Farm Credit
  Bank Bonds 6.76% 7/5/95**                                                                        5,000,000      5,000,000
Federal Farm Credit
  Bank Bonds  5.98% 9/1/95**                                                                      10,000,000     10,000,000
Federal Home Loan
  Bank  5.84%  9/6/95**                                                                            5,000,000      4,947,144
Federal Home Loan
  Bank  6.22%  11/2/95**                                                                          10,000,000      9,795,056
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.08% 7/13/95**                                                                 5,000,000      4,990,150
Fed. Home Loan Mtge.
  Corp. Disc. Note 6% 8/3/95**                                                                    10,000,000      9,946,467
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.12% 8/10/95**                                                                 5,000,000      4,899,350
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.03% 8/11/95**                                                                 7,000,000      6,953,283
Fed. Home Loan Mtge.
  Corp. Disc. Note 5.74% 8/2/95**                                                                 10,000,000      9,950,133
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.03% 8/22/95**                                                                 5,000,000      4,957,678
Fed. Home Loan Mtge.
  Corp. Disc. Note 6.01% 9/7/95**                                                                  5,000,000      4,946,167
Federal National
  Mortgage Association
  6.03% 7/11/95**                                                                                  5,000,000      4,991,833
Federal National
  Mortgage Association
  6.04% 7/19/95**                                                                                  5,000,000      4,985,300
Federal National
  Mortgage Association
  6.03% 8/4/95**                                                                                   3,000,000      2,983,368
Federal National
  Mortgage Association
  5.98% 8/14/95**                                                                                  5,000,000      4,964,311
Federal National
  Mortgage Association
  6.09% 8/22/95**                                                                                 10,000,000      9,915,066
Federal National
  Mortgage Association
  6.21% 8/25/95**                                                                                 10,000,000     10,000,000
Federal National
  Mortgage Association
  5.92% 8/28/95**                                                                                  5,000,000      4,953,439
Federal National
  Mortgage Association
  5.94% 9/1/95**                                                                                  10,000,000      9,900,628
Federal National
  Mortgage Association
  5.91% 9/5/95**                                                                                   5,000,000      4,947,292
Federal National
  Mortgage Association
  5.97% 9/14/95**                                                                                  5,000,000      4,939,583
Federal National
  Mortgage Association
  6.28% 9/26/95**                                                                                  5,000,000      4,927,500
Federal National
  Mortgage Association
  6.01% 2/16/96**                                                                                 10,000,000     10,000,000
Student Loan
  Marketing Association
  5.63% 11/9/95**                                                                                 10,000,000     10,000,000
     Total U.S.
      Agency Obligations                0        0          0        0        0          0                     $188,879,304


U.S.Treasury Bills                              15.1%
U.S. Treasury Bills 5.38% 5/30/96                                                     70,000      66,498
U.S. Treasury Bills 5.51%, 9/21/95
U.S. Treasury Bills 5.57%, 11/02/95                                                                            20,000,000
U.S. Treasury Bills 5.61%,  10/12/95
U.S. Treasury Bills 5.62%, 10/12/95                                                                            10,000,000
U.S. Treasury Bills 5.62%, 12/07/95                                                                            20,000,000
U.S. Treasury Bills 5.63%,  8/31/95
U.S. Treasury Bills 5.63%, 12/14/95
U.S. Treasury Bills 5.63%, 9/14/95                                                                             20,000,000
U.S. Treasury Bills 5.63%, 9/21/95                                                                             35,000,000
U.S. Treasury Bills 5.65%, 8/31/95                                                                             30,000,000
U.S. Treasury Bills 5.68%, 9/07/95                                                                             25,000,000
U.S. Treasury Bills 5.75%,  7/6/95
U.S. Treasury Bills 5.76%, 11/24/95
U.S. Treasury Bills 5.77%,  8/24/95
U.S. Treasury Bills 5.77%, 11/24/95                                                                            25,000,000
U.S. Treasury Bills 5.78%, 5/30/96                                                                                 55,000
U.S. Treasury Bills 5.78%, 7/27/95                                                                             25,000,000
U.S. Treasury Bills 5.79%,  5/30/96
U.S. Treasury Bills 5.8%, 8/03/95                                                                              40,000,000
U.S. Treasury Bills 5.81%,  7/27/95
U.S. Treasury Bills 5.82%,  8/3/95
U.S. Treasury Bills 5.83%,  8/10/95
U.S. Treasury Bills 5.84%, 8/10/95                                                                             40,000,000
U.S. Treasury Bills 5.84%, 8/17/95                                                                             40,000,000
U.S. Treasury Bills 5.84%, 9/7/95
U.S. Treasury Bills 5.85%, 8/24/95                                                                             25,000,000
U.S. Treasury Bills 5.94%, 10/19/95
U.S. Treasury Bills 6.08%, 7/20/95                                                                             20,000,000
U.S. Treasury Bills 6.48%, 4/04/96                                                                             10,000,000
     Total U.S. Treasury Bills                                                        70,000     $66,498      385,055,000

U.S. Treasury Notes                             18.1%
U.S. Treasury Notes, 3.75%, 8/15/95                                                                            50,000,000
U.S. Treasury Notes, 3.89%, 9/30/95                                                                            25,000,000
U.S. Treasury Notes, 4.25%,  7/31/95                  25,000,000      24,961,825
U.S. Treasury Notes, 4.25%,  7/31/95                  50,000,000      49,913,720
U.S. Treasury Notes, 4.25%,  8/15/95                  30,000,000      29,937,059
U.S. Treasury Notes, 4.31%, 7/31/95                                                                            30,000,000
U.S. Treasury Notes, 4.625%,  2/29/96                 50,000,000      49,498,184
U.S. Treasury Notes, 6.10%, 11/30/95                                                                           20,000,000
U.S. Treasury Notes, 7.375%,  5/15/95                 40,000,000      40,536,330
U.S. Treasury Notes, 8.50%,  11/15/95                 25,000,000      25,182,633
U.S. Treasury Notes, 8.875%,  2/15/96                 25,000,000      25,439,307
U.S. Treasury Notes, 9.25%,  1/15/96                  25,000,000      25,372,151
U.S. Treasury Notes, 9.25%,  1/15/96                  20,000,000      20,298,181
U.S. Treasury Notes, 9.25%,  1/15/96                  40,000,000      40,543,293
U.S. Treasury Notes, 10.50%, 8/15/95                  20,000,000      20,096,917
     Total U.S. Treasury Notes                                      $351,779,600           0            0


Total Investments (Cost $2,626,957,875)***  100.0%                1,356,190,976                227,922,802              0

Other Assets & Liabilities                   -0.0%                    3,042,592                  (343,859)

Net Assets                                  100.0%                1,359,233,567                227,578,944


 * Unless otherwise noted, the repurchase agreements are fully collateralized by U.S.Treasury obligations based on market prices at the date of the portfolio.

+ The repurchase agreement is fully collateralized by U.S. Government and/or agency obligation based on market prices at the date of the portfolio.


 **This investment does not comply with the investment objective of the Evergreen Treasury Money Market Fund. Such investment will be sold prior to the date of the merger. In its place, securities will be purchased that comply with the investment objectives of the Evergreen Treasury Money Market Fund.

*** Also represents cost for federal tax purposes.

   (See Notes which are an integral part of the Pro-Forma Financial
   Statements)




U.S.Treasury Bills
U.S. Treasury Bills 5.38% 5/30/96                                                                 70,000          66,498
U.S. Treasury Bills 5.51%, 9/21/95                              2,350,000  2,321,330           2,350,000       2,321,330
U.S. Treasury Bills 5.57%, 11/02/95               19,629,033                                  20,000,000      19,629,033
U.S. Treasury Bills 5.61%,  10/12/95                              486,000    478,422             486,000         478,422
U.S. Treasury Bills 5.62%, 10/12/95                9,843,783                                  10,000,000       9,843,783
U.S. Treasury Bills 5.62%, 12/07/95               19,523,000                                  20,000,000      19,523,000
U.S. Treasury Bills 5.63%,  8/31/95                               721,000    714,312             721,000         714,312
U.S. Treasury Bills 5.63%, 12/14/95                             1,100,000  1,072,610           1,100,000       1,072,610
U.S. Treasury Bills 5.63%, 9/14/95                19,772,292                                  20,000,000      19,772,292
U.S. Treasury Bills 5.63%, 9/21/95                34,563,692                                  35,000,000      34,563,692
U.S. Treasury Bills 5.65%, 8/31/95                29,720,417                                  30,000,000      29,720,417
U.S. Treasury Bills 5.68%, 9/07/95                24,739,333                                  25,000,000      24,739,333
U.S. Treasury Bills 5.75%,  7/6/95                                621,000    620,516             621,000         620,516
U.S. Treasury Bills 5.76%, 11/24/95                               576,000    563,063             576,000         563,063
U.S. Treasury Bills 5.77%,  8/24/95                               529,000    524,549             529,000         524,549
U.S. Treasury Bills 5.77%, 11/24/95               24,438,306                                  25,000,000      24,438,306
U.S. Treasury Bills 5.78%, 5/30/96                    52,250                                      55,000          52,250
U.S. Treasury Bills 5.78%, 7/27/95                24,898,094                                  25,000,000      24,898,094
U.S. Treasury Bills 5.79%,  5/30/96                               10,000       9,500              10,000           9,500
U.S. Treasury Bills 5.8%, 8/03/95                 39,793,017                                  40,000,000      39,793,017
U.S. Treasury Bills 5.81%,  7/27/95                               981,000    976,983             981,000         976,983
U.S. Treasury Bills 5.82%,  8/3/95                              2,667,000  2,653,179           2,667,000       2,653,179
U.S. Treasury Bills 5.83%,  8/10/95                             2,523,000  2,507,094           2,523,000       2,507,094
U.S. Treasury Bills 5.84%, 8/10/95                39,747,667                                  40,000,000      39,747,667
U.S. Treasury Bills 5.84%, 8/17/95                39,703,117                                  40,000,000      39,703,117
U.S. Treasury Bills 5.84%, 9/7/95                               1,739,000  1,720,449           1,739,000       1,720,449
U.S. Treasury Bills 5.85%, 8/24/95                24,786,812                                  25,000,000      24,786,812
U.S. Treasury Bills 5.94%, 10/19/95                             1,221,000  1,199,735           1,221,000       1,199,737
U.S. Treasury Bills 6.08%, 7/20/95                19,938,107                                  20,000,000      19,938,107
U.S. Treasury Bills 6.48%, 4/04/96                 9,536,667                                  10,000,000       9,536,667
     Total U.S. Treasury Bills                   380,685,587              15,361,742                         396,113,827

U.S. Treasury Notes
U.S. Treasury Notes, 3.75%, 8/15/95               49,912,517                                  50,000,000      49,912,517
U.S. Treasury Notes, 3.89%, 9/30/95               24,871,798                                  25,000,000      24,871,798
U.S. Treasury Notes, 4.25%,  7/31/95                                                          25,000,000      24,961,825
U.S. Treasury Notes, 4.25%,  7/31/95                                                          50,000,000      49,913,720
U.S. Treasury Notes, 4.25%,  8/15/95                                                          30,000,000      29,937,059
U.S. Treasury Notes, 4.31%, 7/31/95               29,955,528                                  30,000,000      29,955,528
U.S. Treasury Notes, 4.625%,  2/29/96                                                         50,000,000      49,498,184
U.S. Treasury Notes, 6.10%, 11/30/95              19,852,623                                  20,000,000      19,852,623
U.S. Treasury Notes, 7.375%,  5/15/95                                                         40,000,000      40,536,330
U.S. Treasury Notes, 8.50%,  11/15/95                                                         25,000,000      25,182,633
U.S. Treasury Notes, 8.875%,  2/15/96                                                         25,000,000      25,439,307
U.S. Treasury Notes, 9.25%,  1/15/96                                                          25,000,000      25,372,151
U.S. Treasury Notes, 9.25%,  1/15/96                                                          20,000,000      20,298,181
U.S. Treasury Notes, 9.25%,  1/15/96                                                          40,000,000      40,543,293
U.S. Treasury Notes, 10.50%, 8/15/95                                                          20,000,000      20,096,917
     Total U.S. Treasury Notes                   124,592,466                             0                   476,372,066


Total Investments (Cost $2,626,342,573)***     1,026,867,053                15,361,742                     2,626,342,573

Other Assets & Liabilities                        (2,667,382)                  (65,805)                          (34,452)

Net Assets                                    $1,024,199,671               $15,295,939                    $2,626,308,121


 * The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

** This investment does not comply with the investment objective of the Evergreen Treasury Money Market Fund. Such investment will be sold prior to the date of the merger. In its place, securities will be purchased that comply with the investment objectives of the Evergreen Treasury Money Market Fund.

*** Also represents cost for federal tax purposes.

   (See Notes which are an integral part of the Pro-Forma Financial
   Statements)



                                          Evergreen       FFB US         FFB US      FFB 100% US
                                        Treasury Money  Government      Treasury      Treasury                           Pro Forma
                                         Market Fund       Fund           Fund          Fund        Adjustments          Combined
   ASSETS
   Investments in securities, at
      amortized cos
      (Cost $2,626,342,573)            $1,356,190,976  $227,922,802 $1,026,867,053  $ 15,361,742                      $2,626,342,573
   Cash                                        (2,300)            0        211,878           933         441,733 (1)         652,244
   Interest receivable                      9,062,233       516,483      1,885,586             0                          11,464,302
   Receivable for investment securities             0             0              0             0                                   0
   Receivable for fund shares sold                  0             0              0             0                                   0
   Unamortized organizational costs                 0             0              0        48,438         (48,438)(1)               0
   Other assets                                     0        26,336         10,838             0                              37,174
   Prepaid expenses                             8,363       241,269        123,586           129        (443,295)(1)        (69,948)
               TOTAL ASSETS             1,365,259,272   228,706,890  1,029,098,941    15,411,242         (50,000)      2,638,426,345

   LIABILITIES:
   purchased                                        0             0              0             0
   Organizational payable                           0             0              0        50,000         (50,000)(1)               0
   Payable for fund shares repurchased              0             0              0             0                                   0
   Dividends payable                        5,831,825       946,303      4,213,062        64,169                          11,055,359
   Accrued advisory fee                             0        63,439        259,507             0                             322,946
   Accrued expenses                           193,880       118,204        426,701         1,134                             739,919
             TOTAL LIABILITIES              6,025,705     1,127,946      4,899,270       115,303         (50,000)         12,118,224

                NET ASSETS             $1,359,233,567  $227,578,944 $1,024,199,671   $15,295,939               0      $2,626,308,121

   NET ASSETS CONSIST OF:
   Paid in capital                      1,359,233,567   227,578,944  1,024,199,671    15,295,545                       2,626,307,727
   Accumulated net realized gain on
     investments                                    0             0              0           394                                 394
                NET ASSETS              1,359,233,567   227,578,944  1,024,199,671    15,295,939               0       2,626,308,121


   Net asset value and offering price per share:
   Class A                                      $1.00         $1.00          $1.00         $1.00                               $1.00

   Class Y                                      $1.00             -              -             -                               $1.00

   Net Assets:
   Class A                              1,046,706,925   227,578,944  1,024,199,671    15,295,939                       2,313,781,479

   Class Y                                312,526,642             -              -             -                         312,526,642

   Shares outstanding:
   Class A                              1,046,706,925   227,578,944  1,024,199,671    15,295,939                       2,313,781,479

   Class Y                                312,526,642             -              -             -                         312,526,642

   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)To eliminate deferred organizational costs and prepaid expenses that will not be utillized by the combined fund





                                       Evergreen       FFB US        FFB US      FFB 100% US
                                     Treasury Money  Government     Treasury      Treasury                       Pro Forma
                                      Market Fund       Fund          Fund          Fund(1)    Adjustments        Combined
   INVESTMENT INCOME
   Interest income                     $52,849,204   $11,640,018   $37,089,425      $149,578                    $101,728,225

   EXPENSES:
   Investment advisory fee               3,368,887       749,918     2,321,196         3,592         68,074 (2)    6,511,667
   Trustees' fees                           16,913         6,340         6,339           739           (662)(3)       29,669
   Administrative personnel and
    service fees                           800,629       310,153       974,613         2,052     (1,145,674)(2)      941,773
   Custodian and portfolio accounting
    fees                                   217,016        64,153       192,451             0        (23,404)(4)      450,216
   Shareholder servicing fees                    0        62,406       220,730             0       (283,136)(6)            0
   Transfer and dividend disbursing a       75,550         8,265         6,871           422          2,289 (8)       93,397
   Distribution services fees - Class A  2,257,858        25,487        88,732             0      2,606,103 (5)    4,978,180
   Fund share registration costs            72,441        65,961       124,238           360       (143,055)(3)      119,945
   Professional fees                        19,074        17,522        51,284           720        (59,989)(3)       28,611
   Printing and postage                     19,348         7,393        17,114           729         (7,697)(7)       36,887
   Insurance premiums                       12,042         7,265        23,185            31        (27,481)(7)       15,042
   Organizational exp                            0             0             0         1,562         (1,562)(7)            0
   Miscellaneous                            12,183        42,911        84,285         1,867       (122,971)(7)       18,275
        TOTAL EXPENSES                   6,871,941     1,367,774     4,111,038        12,074        860,835       13,223,662

   Less fee waiver and expense
    reimbursements                      (1,826,946)      (13,580)      (13,278)       (5,644)    (1,670,894)(9)  (3,530,342)

        NET EXPENSES                     5,044,995     1,354,194     4,097,760         6,430       (810,059)       9,693,320

   NET INVESTMENT INCOME                47,804,209    10,285,824    32,991,665       143,148        810,059       92,034,905


   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)For the period from April 10, 1995 (Commencement of operations) to June 30, 1995.

(2)Reflects an increase in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedule.

(3)Reflects elimination of duplicate service fees.

(4)Based on surviving Fund's contract in effect for custodian and portfolio accounting services.

(5)Reflects an increase in distribution service fees for Class A shares based on the surviving Fund's fee schedule and combined Class A net assets

(6)Reflects the elimination of a shareholder service fee that is not applicable under the surviving Fund's fee structure

(7)Adjustment reflects the anticipated cost savings when the Fund's combine.

(8)Reflects anticipated expenses of the combined Fund.

(9)Reflects an increase in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30, 1995.




Evergreen Treasury Money Market Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)

June 30, 1995


1.   Basis of Combination - The Pro forma Statement of Assets and
     Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro Forma Statement of Operations ("Pro forma Statements") reflects the accounts of Evergreen Treasury Money Market Fund ("Evergreen"),
     FFB U.S. Government Fund, FFB U.S. Treasury Fund and FFB 100% U.S.
     Treasury Fund (collectively referred to as  FFB Funds ) at June 30,
     1995 and for the year then ended.


       The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of each of the FFB Funds in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of any of the Funds in carrying out their obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be August 31, the fiscal year end of Evergreen.


       The Reorganization will be accomplished through a series of acquisitions of substantially all of the assets of each of the FFB Funds by Evergreen, and the assumption by Evergreen of certain identified liabilities of each of the FFB Funds. Thereafter there will be a distribution of such shares of Evergreen to shareholders of each of the FFB Funds in liquidation of and subsequent termination of each of the FFB Funds. The information contained herein is based on the experience of each Fund for the year or period ended June 30, 1995 and is designed to permit shareholders of the FFB Funds to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by Capital Management Group of First Union National Bank of North Carolina (the "Adviser"). The expenses of each of the FFB Funds incurred in connection with the Reorganization will be borne by the

     Adviser. No portion of such expenses shall be borne directly or indirectly by the FFB Funds or their shareholders.


       The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.


2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class A which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of each of the FFB Funds as shown below and the net asset value per share of Evergreen of $1:

                                                            Net Assets
              FFB U.S. Government Fund                    $  227,578,944
              FFB U.S. Treasury Fund                       1,024,199,671
              FFB 100% U.S. Treasury Fund                     15,295,939


       The pro forma shares outstanding of 2,626,308,121 consist of 1,267,074,554 additional shares to be issued in proposed reorganization, as calculated above, plus 1,359,233,567 shares of Evergreen outstanding as of June 30, 1995.


3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity.
     The investment advisory fee, administrative personnel and service fees, and distribution service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June
     30, 1995.  The Adviser
     may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. An adjustment has been made to the combined Fund expenses to increase the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the year ended June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.